OBLIGATION UNDER CAPITAL LEASE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Leases, Capital [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

The future minimum payments for capital leases as of June 30, 2014 are as follows:
2014	$129,000
2015	63,000
Total minimum lease payments	192,000
Less Amount representing interest	(7,000)
Present value of the net minimum lease payments	185,000
Less obligations under capital lease maturing within one year	(129,000)
Long-term portion of obligations under capital lease	$56,000

The future minimum payments for capital leases as at December 31, 2013 are as follows:

2014	$129,000
2015	128,000
Total minimum lease payments	257,000
Less amount representing interest	10,000
Present value of the net minimum lease payments	247,000
Less obligations under capital lease maturing within one year	129,000
Long-term portion of obligations under capital lease	$118,000